Shareholder Report, Holdings (Details) - C000241955 [Member]	Mar. 31, 2026
Exxon Mobile Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
WEC Energy Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%